Leases - Schedule of Lease liability Rollforward (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease liability Roll forward [Abstract]
As of beginning	R$ 9,184	R$ 8,360	R$ 4,051
As of ending	9,644	9,184	8,360
Addition – Lease	225	2,669	3,810
Remeasurement	540	297	696
Interest provision	1,069	1,004	781
Principal amortizations	(289)	(262)	(126)
Interest amortizations	(1,060)	(977)	(772)
Write-off due to early termination of agreement	R$ (25)	R$ (1,907)	R$ (80)